Note 24 - Impact Of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2011
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
24.	Impact of recently issued accounting standards

On January 1, 2011, the Company adopted a consensus of the Emerging Issues Task Force (“EITF”) on multiple-deliverable revenue arrangements (ASU 2009-13).  This consensus provides amendments to the existing criteria for separating consideration in multiple-deliverable revenue arrangements, and is expected to result in more separation of revenue elements than under existing accounting guidance.  The consensus also requires enhanced disclosures of the nature and terms of an entity’s multiple-deliverable arrangements, significant estimates, timing of delivery or performance and the general timing of revenue recognition.  The adoption of this consensus did not have a material effect on the Company’s results of operations, financial position or disclosure.

Effective January 1, 2011, the Company adopted an EITF consensus on the disclosure of supplementary pro forma information for business combinations (ASU 2010-29). The consensus specifies that when an entity completes a business combination, the entity should disclose revenue and earnings of the combined entity as though the business combination occurred as of the beginning of the comparable prior annual reporting period. The consensus also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings. The adoption of this consensus impacted the Company’s pro forma disclosures on acquisitions.

Effective July 1, 2011, the Company adopted updated Financial Accounting Standards Board (“FASB”) guidance on testing goodwill for impairment (ASU 2011-08). This updated guidance simplifies the testing for goodwill impairment as it permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The adoption of this updated guidance changed the manner in which goodwill testing is performed and did not have a material effect on the Company’s results of operations, financial position or disclosure.

In May 2011, the FASB issued updated guidance to achieve common fair value measurement and disclosure in US GAAP and IFRS (ASU 2011-04).  This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between US GAAP and IFRS. The update changes certain fair value measurement principles and enhances disclosure requirements, particularly for level 3 fair value measurements. This guidance is effective for the Company on January 1, 2012. The Company is in the process of evaluating its adoption and disclosure implications, but is not expected to have a material effect on the Company’s results of operations or financial position.

In June 2011, the FASB issued updated guidance on the presentation of comprehensive income (ASU 2011-5). This guidance requires entities to present the total of comprehensive earnings, the components of net earnings, and the components of other comprehensive earnings either in a single continuous statement of comprehensive earnings or in two separate but consecutive statements. Regardless of whether an entity chooses to present comprehensive earnings in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive earnings to net earnings in the statement(s) where the components of net earnings and the components of other comprehensive earnings are presented. The guidance does not change the items that must be reported in other comprehensive earnings or when an item of other comprehensive earnings must be reclassified to net earnings. ASU 2011-5 will be applied retrospectively by the Company effective January 1, 2012, except for the requirement to present reclassifications from other comprehensive earnings to net earnings by item on the face of the financial statements, which has been deferred. The adoption of the guidance is expected to result in a change in disclosure of comprehensive earnings from within the statement of shareholders’ equity to a separate statement of comprehensive earnings.